Parent Company Only Condensed Financial Information - Condensed Statements of Comprehensive income (loss) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Operating expenses:
Operating expenses	¥ (738,706)	$ (115,919)	¥ (846,063)	¥ (980,474)
Loss from operations	(620,549)	(97,377)	35,333	216,473
Other income (expenses):
Interest income	843	132	4,851	9,420
Interest expenses	(138,927)	(21,801)	(129,276)	(118,867)
Others	23,690	3,717	12,786	68,837
Income (loss) before income tax	(734,815)	(115,309)	(80,814)	193,097
Income tax expenses	169,083	26,533	(6,603)	(31,426)
Net income (loss) attributable to Secoo Holding Limited	(565,253)	(88,701)	(71,864)	155,052
Net income (loss) attributable to ordinary shareholders of Secoo Holding Limited	(565,753)	(88,779)	(72,364)	154,423
Other comprehensive (loss) income
Foreign currency translation adjustments	29,324	4,602	62,189	(19,955)
Total other comprehensive (loss) income, net of income taxes	29,324	4,602	62,189	(19,955)
Comprehensive income (loss)	(536,408)	$ (84,174)	(25,228)	141,716
Secoo Holding Limited
Operating expenses:
Operating expenses	(35,522)		(10,140)	(8,010)
Loss from operations	(35,522)		(10,140)	(8,010)
Other income (expenses):
Interest income	46,382		90,197	18,154
Interest expenses	(131,694)		(117,149)	(111,033)
Change in fair value of financial instruments				23,226
Others	1,233		1,314	1,737
Share of income (loss) from subsidiaries	(445,408)		(34,064)	230,349
Income (loss) before income tax	(565,009)		(69,842)	154,423
Income tax expenses	(744)		(2,522)
Net income (loss) attributable to Secoo Holding Limited	(565,753)		(72,364)	154,423
Net income (loss) attributable to ordinary shareholders of Secoo Holding Limited	(565,753)		(72,364)	154,423
Other comprehensive (loss) income
Foreign currency translation adjustments	28,816		62,423	(20,127)
Total other comprehensive (loss) income, net of income taxes	28,816		62,423	(20,127)
Comprehensive income (loss)	¥ (536,937)		¥ (9,941)	¥ 134,296